Consolidated Statement of Profit or Loss and Other Comprehensive Income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue		£ 5,436	£ 5,375	£ 3,714
Operating expenses		(4,831)	(4,711)	(3,373)
Net impairment losses on financial assets		(56)	(39)	(24)
Operating profit		549	625	317
Finance income		46	48	49
Finance cost		(197)	(189)	(79)
Share of profit from associates net of tax		7	9	9
Profit before income tax		405	493	296
Income tax expense		(98)	(112)	(64)
Profit for the year		307	381	232
Profit for the year attributable to:
Equity holders of the Company		307	381	232
Other comprehensive income:
Remeasurement of net defined benefit liability				2
Net exchange adjustments offset in reserves		46	(352)	(232)
Net (loss)/gain on net investment hedge		(17)	109	(68)
Effective portion of changes in fair value of cash flow hedge	[1]	27	3	(6)
Cost of hedging		(5)	9	(2)
Tax related to items taken to other comprehensive income		(6)	6	11
Other comprehensive income for the year		45	(225)	(295)
Total comprehensive income for the year		352	156	(63)
Total comprehensive income for the year attributable to:
Equity holders of the Company		£ 352	£ 156	£ (63)
Earnings per share attributable to the Company's equity holders:
Basic		£ 0.1217	£ 0.1514	£ 0.1157
Diluted		£ 0.1214	£ 0.1507	£ 0.1151

[1]	£27m net gain (2023: £3m net gain; 2022: £6m net loss) on cash flow hedge includes a £51m loss (2023: £28m loss; 2022: £137m gain) from the effective portion of changes in fair value, offset by reclassification to the cost of acquisition of £nil (2023: £nil; 2022: £118m loss) and a £78m gain (2023: £31m gain; 2022: £25m loss) reclassification to the income statement due to changes in foreign exchange rates.